Note 7 - Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Oct. 31, 2020
Statement Line Items [Line Items]
Total Borrowings	$ 8,420	$ 8,648
Less: Borrowings, current portion	(158)	(159)
Total Borrowings, non-current portion	8,262	8,489
Loan from lessor [member]
Statement Line Items [Line Items]
Total Borrowings	913	1,022	$ 1,300
EIB loan [member]
Statement Line Items [Line Items]
Total Borrowings	$ 7,507	$ 7,626